EQUITY PLANS AND SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation cost		$ 21,000
Option granted	0	0
Number of shares available for grant (in shares)	496
Unrecognized share-based compensation expense	$ 0
Expected to vest	0
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation cost	$ 0	$ 21,000
Unvested stock options	0
Vested and expected to vest shares (in shares)	97
Number of shares available for grant (in shares)	120
Restricted Stock Units and Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation cost	$ 0	$ 0
Granted	0	0